Deferred Revenue - Summary of Penalty Payment (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
2019 [member]
Disclosure of Penalty Payment [line items]
Penalty payment	R$ 6,300
2020 [member]
Disclosure of Penalty Payment [line items]
Penalty payment	5,400
2021 [member]
Disclosure of Penalty Payment [line items]
Penalty payment	4,500
2022 [member]
Disclosure of Penalty Payment [line items]
Penalty payment	3,600
2023 [member]
Disclosure of Penalty Payment [line items]
Penalty payment	2,700
2024 [member]
Disclosure of Penalty Payment [line items]
Penalty payment	1,800
2025 [member]
Disclosure of Penalty Payment [line items]
Penalty payment	R$ 900